IFRS 7 - Disclosure - Liquidity Risk - Summary of Remaining Contractual Maturity (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Mar. 31, 2019	Jan. 31, 2019	Oct. 31, 2018	Sep. 30, 2018	Apr. 30, 2018	Feb. 01, 2018	Oct. 31, 2017
ASSETS
Cash and due from banks	$ 5,009		$ 4,381	$ 4,735		$ 4,197	$ 3,896	$ 3,971
Interest-bearing deposits with banks	28,453			30,720
Trading loans, securities, and other	132,805			127,897
Non-trading financial assets at fair value through profit or loss	4,202			4,015
Derivatives	43,624			56,996
Financial assets designated at fair value through profit or loss	3,379			3,618
Financial assets at fair value through other comprehensive income	125,109			130,600
Debt securities at amortized cost, net of allowance for credit losses	111,544			107,171
Securities purchased under reverse repurchase agreements	149,949			127,379
Loans
Residential mortgages	227,258			225,191
Consumer instalment and other personal	174,708			172,079
Credit card	36,004			35,018
Business and government	229,423			217,654
Total loans	667,393			649,942
Allowance for loan losses	(3,778)			(3,549)
Loans, net of allowance for loan losses	663,615			646,393
Customers' liability under acceptances	16,189			17,267
Goodwill	17,232			16,536				$ 16,156
Other intangibles	2,623			2,459
Land, buildings, equipment, and other depreciable assets	5,500			5,324
Deferred tax assets	2,136			2,812
Amounts receivable from brokers, dealers, and clients	18,954			26,940
Other assets	17,238			15,596
Total assets	1,356,588			1,334,903		1,283,836
LIABILITIES
Trading deposits	53,974			114,704
Derivatives	42,199			48,270
Securitization liabilities at fair value	12,738			12,618
Financial liabilities designated at fair value through profit or loss	57,783			16
Deposits
Personal	489,683			477,644
Banks	19,669			16,712
Business and government	365,991			357,083
Total deposits, other than trading	875,343			851,439
Acceptances	16,189			17,269
Obligations related to securities sold short	36,365			39,478
Obligations related to securities sold under repurchase agreements	107,885			93,389
Securitization liabilities at amortized cost	14,020			14,683
Amounts payable to brokers, dealers, and clients	19,323			28,385
Insurance-related liabilities	6,644			6,698
Other liabilities	20,259			19,174
Subordinated notes and debentures	8,968			8,740
Equity	84,898			80,040		$ 76,662
Total liabilities and equity	1,356,588			1,334,903
Off-balance sheet commitments
Total off-balance sheet commitments	239,863			220,549
TD Ameritrade [member]
Loans
Investment in TD Ameritrade	9,027			8,445
Other assets		$ 21,804			$ 17,811
Total assets		51,818			49,393
Deposits
Other liabilities		6,220			4,809
Equity		11,150			10,535
Total liabilities and equity		$ 51,818			$ 49,393
Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	226,324			208,042
Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	7,777			7,267
Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments	2,790			2,477
Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	2,972			2,763
Not later than one month [member]
ASSETS
Cash and due from banks	5,007			4,733
Interest-bearing deposits with banks	27,325			28,332
Trading loans, securities, and other	2,517			1,971
Non-trading financial assets at fair value through profit or loss	13
Derivatives	3,988			7,343
Financial assets designated at fair value through profit or loss	107			30
Financial assets at fair value through other comprehensive income	2,078			1,111
Debt securities at amortized cost, net of allowance for credit losses	1,599			881
Securities purchased under reverse repurchase agreements	100,567			77,612
Loans
Residential mortgages	1,084			908
Consumer instalment and other personal	977			753
Business and government	27,573			23,052
Total loans	29,634			24,713
Loans, net of allowance for loan losses	29,634			24,713
Customers' liability under acceptances	13,703			14,984
Amounts receivable from brokers, dealers, and clients	18,954			26,940
Other assets	3,411			3,432
Total assets	208,903			192,082
LIABILITIES
Trading deposits	9,045			16,145
Derivatives	4,458			6,195
Financial liabilities designated at fair value through profit or loss	18,809			10
Deposits
Personal	4,615			4,330
Banks	5,422			6,499
Business and government	17,638			18,840
Total deposits, other than trading	27,675			29,669
Acceptances	13,703			14,986
Obligations related to securities sold short	75			2,621
Obligations related to securities sold under repurchase agreements	92,452			73,759
Securitization liabilities at amortized cost				22
Amounts payable to brokers, dealers, and clients	19,323			28,385
Insurance-related liabilities	255			213
Other liabilities	3,905			2,916
Total liabilities and equity	189,700			174,921
Off-balance sheet commitments
Total off-balance sheet commitments	19,400			18,466
Not later than one month [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	19,270			18,341
Not later than one month [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	81			79
Not later than one month [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments	49			46
Later than one month and not later than three months [member]
ASSETS
Cash and due from banks	2			2
Interest-bearing deposits with banks	299			924
Trading loans, securities, and other	3,675			5,244
Non-trading financial assets at fair value through profit or loss	27			12
Derivatives	6,008			9,263
Financial assets designated at fair value through profit or loss	141			95
Financial assets at fair value through other comprehensive income	5,541			4,214
Debt securities at amortized cost, net of allowance for credit losses	2,219			2,577
Securities purchased under reverse repurchase agreements	26,640			30,047
Loans
Residential mortgages	6,540			3,234
Consumer instalment and other personal	2,192			1,332
Business and government	4,640			4,320
Total loans	13,372			8,886
Loans, net of allowance for loan losses	13,372			8,886
Customers' liability under acceptances	2,340			2,145
Other assets	916			854
Total assets	61,180			64,263
LIABILITIES
Trading deposits	10,551			37,337
Derivatives	5,896			8,684
Securitization liabilities at fair value	703			981
Financial liabilities designated at fair value through profit or loss	15,496			5
Deposits
Personal	7,483			7,094
Banks	1,599			1,941
Business and government	21,795			19,337
Total deposits, other than trading	30,877			28,372
Acceptances	2,340			2,145
Obligations related to securities sold short	856			3,679
Obligations related to securities sold under repurchase agreements	13,642			15,508
Securitization liabilities at amortized cost	503			1,240
Insurance-related liabilities	318			294
Other liabilities	1,050			2,631
Total liabilities and equity	82,232			100,876
Off-balance sheet commitments
Total off-balance sheet commitments	24,748			18,133
Later than one month and not later than three months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	23,417			16,732
Later than one month and not later than three months [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	164			159
Later than one month and not later than three months [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments	116			163
Later than one month and not later than three months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,051			1,079
Over 3 months to 6 months [member]
ASSETS
Interest-bearing deposits with banks	385			154
Trading loans, securities, and other	2,919			2,111
Non-trading financial assets at fair value through profit or loss	467			99
Derivatives	3,097			5,275
Financial assets designated at fair value through profit or loss	52			535
Financial assets at fair value through other comprehensive income	4,252			4,150
Debt securities at amortized cost, net of allowance for credit losses	4,396			3,010
Securities purchased under reverse repurchase agreements	14,251			14,426
Loans
Residential mortgages	10,680			6,614
Consumer instalment and other personal	3,416			2,628
Business and government	6,602			5,539
Total loans	20,698			14,781
Loans, net of allowance for loan losses	20,698			14,781
Customers' liability under acceptances	130			132
Other assets	348			1,926
Total assets	50,995			46,599
LIABILITIES
Trading deposits	18,936			31,081
Derivatives	3,534			4,230
Securitization liabilities at fair value	272			194
Financial liabilities designated at fair value through profit or loss	15,286
Deposits
Personal	8,992			7,541
Banks	765			255
Business and government	14,680			7,033
Total deposits, other than trading	24,437			14,829
Acceptances	130			132
Obligations related to securities sold short	1,069			1,500
Obligations related to securities sold under repurchase agreements	1,169			3,516
Securitization liabilities at amortized cost	572			625
Insurance-related liabilities	334			353
Other liabilities	1,283			538
Total liabilities and equity	67,022			56,998
Off-balance sheet commitments
Total off-balance sheet commitments	18,321			18,533
Over 3 months to 6 months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	17,106			17,222
Over 3 months to 6 months [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	245			240
Over 3 months to 6 months [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments	144			131
Over 3 months to 6 months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	826			940
Later than six months and not later than nine months [member]
ASSETS
Interest-bearing deposits with banks				21
Trading loans, securities, and other	2,392			3,653
Non-trading financial assets at fair value through profit or loss				460
Derivatives	3,312			3,276
Financial assets designated at fair value through profit or loss	98			243
Financial assets at fair value through other comprehensive income	2,927			5,354
Debt securities at amortized cost, net of allowance for credit losses	3,391			3,594
Securities purchased under reverse repurchase agreements	5,243			3,807
Loans
Residential mortgages	8,658			11,166
Consumer instalment and other personal	3,270			3,724
Business and government	7,342			7,131
Total loans	19,270			22,021
Loans, net of allowance for loan losses	19,270			22,021
Customers' liability under acceptances	10			6
Other assets	130			120
Total assets	36,773			42,555
LIABILITIES
Trading deposits	6,883			12,954
Derivatives	3,323			3,103
Securitization liabilities at fair value	587			661
Financial liabilities designated at fair value through profit or loss	7,903
Deposits
Personal	7,594			6,245
Banks	1,387			24
Business and government	6,582			9,984
Total deposits, other than trading	15,563			16,253
Acceptances	10			6
Obligations related to securities sold short	1,000			387
Obligations related to securities sold under repurchase agreements	499			428
Securitization liabilities at amortized cost	511			503
Insurance-related liabilities	268			309
Other liabilities	1,120			1,326
Total liabilities and equity	37,667			35,930
Off-balance sheet commitments
Total off-balance sheet commitments	15,087			13,799
Later than six months and not later than nine months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	14,662			13,105
Later than six months and not later than nine months [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	244			237
Later than six months and not later than nine months [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments	181			128
Later than six months and not later than nine months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments				329
Later than nine months and not later than one year [member]
ASSETS
Interest-bearing deposits with banks				16
Trading loans, securities, and other	3,338			3,998
Non-trading financial assets at fair value through profit or loss	61			906
Derivatives	1,882			2,321
Financial assets designated at fair value through profit or loss	111			90
Financial assets at fair value through other comprehensive income	5,451			3,962
Debt securities at amortized cost, net of allowance for credit losses	1,820			4,059
Securities purchased under reverse repurchase agreements	3,242			1,458
Loans
Residential mortgages	10,025			11,061
Consumer instalment and other personal	3,838			4,131
Business and government	6,489			9,269
Total loans	20,352			24,461
Loans, net of allowance for loan losses	20,352			24,461
Customers' liability under acceptances	6
Other assets	2,669			142
Total assets	38,932			41,413
LIABILITIES
Trading deposits	1,123			11,739
Derivatives	1,810			2,263
Securitization liabilities at fair value	413			272
Financial liabilities designated at fair value through profit or loss	284
Deposits
Personal	7,653			7,718
Banks				54
Business and government	6,264			11,299
Total deposits, other than trading	13,917			19,071
Acceptances	6
Obligations related to securities sold short	1,512			904
Obligations related to securities sold under repurchase agreements	40			108
Securitization liabilities at amortized cost	1,277			575
Insurance-related liabilities	267			310
Other liabilities	1,618			1,394
Total liabilities and equity	22,267			36,636
Off-balance sheet commitments
Total off-balance sheet commitments	14,039			9,519
Later than nine months and not later than one year [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	13,522			9,159
Later than nine months and not later than one year [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	242			233
Later than nine months and not later than one year [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments	178			127
Later than nine months and not later than one year [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	97
Over 1 year to 2 years [member]
ASSETS
Trading loans, securities, and other	9,466			9,683
Non-trading financial assets at fair value through profit or loss	1,227			227
Derivatives	5,890			7,130
Financial assets designated at fair value through profit or loss	334			297
Financial assets at fair value through other comprehensive income	20,887			19,777
Debt securities at amortized cost, net of allowance for credit losses	5,886			8,103
Securities purchased under reverse repurchase agreements	6			29
Loans
Residential mortgages	42,282			43,063
Consumer instalment and other personal	15,628			14,313
Business and government	22,820			19,637
Total loans	80,730			77,013
Loans, net of allowance for loan losses	80,730			77,013
Other assets	206			136
Total assets	124,632			122,395
LIABILITIES
Trading deposits	1,732			1,183
Derivatives	5,068			5,510
Securitization liabilities at fair value	1,479			1,822
Deposits
Personal	10,521			10,222
Business and government	31,181			21,345
Total deposits, other than trading	41,702			31,567
Obligations related to securities sold short	6,920			4,330
Obligations related to securities sold under repurchase agreements	57			43
Securitization liabilities at amortized cost	1,976			2,496
Insurance-related liabilities	928			937
Other liabilities	3,678			2,205
Total liabilities and equity	63,540			50,093
Off-balance sheet commitments
Total off-balance sheet commitments	28,769			27,089
Over 1 year to 2 years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	26,311			25,720
Over 1 year to 2 years [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	928			902
Over 1 year to 2 years [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments	532			460
Over 1 year to 2 years [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	998			7
Later than two years and not later than five years [member]
ASSETS
Trading loans, securities, and other	25,282			25,772
Non-trading financial assets at fair value through profit or loss	792			841
Derivatives	9,330			12,436
Financial assets designated at fair value through profit or loss	1,769			1,532
Financial assets at fair value through other comprehensive income	50,072			57,922
Debt securities at amortized cost, net of allowance for credit losses	39,035			34,032
Loans
Residential mortgages	112,590			113,852
Consumer instalment and other personal	57,159			56,632
Business and government	71,468			67,922
Total loans	241,217			238,406
Loans, net of allowance for loan losses	241,217			238,406
Other assets	226			301
Total assets	367,723			371,242
LIABILITIES
Trading deposits	4,371			3,260
Derivatives	7,578			9,282
Securitization liabilities at fair value	6,993			6,719
Deposits
Personal	9,868			9,876
Banks	3			3
Business and government	49,869			54,780
Total deposits, other than trading	59,740			64,659
Obligations related to securities sold short	10,666			13,771
Obligations related to securities sold under repurchase agreements	26			27
Securitization liabilities at amortized cost	5,911			6,232
Insurance-related liabilities	1,608			1,624
Other liabilities	1,125			2,308
Total liabilities and equity	98,018			107,882
Off-balance sheet commitments
Total off-balance sheet commitments	109,108			104,704
Later than two years and not later than five years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	105,994			101,210
Later than two years and not later than five years [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	2,320			2,188
Later than two years and not later than five years [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments	794			898
Later than two years and not later than five years [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments				408
Over 5 years [member]
ASSETS
Trading loans, securities, and other	21,519			25,895
Non-trading financial assets at fair value through profit or loss	878			848
Derivatives	10,117			9,952
Financial assets designated at fair value through profit or loss	767			796
Financial assets at fair value through other comprehensive income	32,021			31,936
Debt securities at amortized cost, net of allowance for credit losses	53,199			50,990
Loans
Residential mortgages	35,399			35,293
Consumer instalment and other personal	26,956			26,321
Business and government	61,667			59,251
Total loans	124,022			120,865
Loans, net of allowance for loan losses	124,022			120,865
Other assets	97			90
Total assets	242,620			241,372
LIABILITIES
Trading deposits	1,333			1,005
Derivatives	10,532			9,003
Securitization liabilities at fair value	2,291			1,969
Financial liabilities designated at fair value through profit or loss	5			1
Deposits
Personal	30			38
Banks	7			8
Business and government	5,770			8,000
Total deposits, other than trading	5,807			8,046
Obligations related to securities sold short	13,507			11,474
Securitization liabilities at amortized cost	3,270			2,990
Insurance-related liabilities	916			903
Other liabilities	148			152
Subordinated notes and debentures	8,968			8,740
Total liabilities and equity	46,777			44,283
Off-balance sheet commitments
Total off-balance sheet commitments	9,017			9,013
Over 5 years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	4,726			5,260
Over 5 years [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	3,553			3,229
Over 5 years [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments	738			524
No specific maturity [member]
ASSETS
Interest-bearing deposits with banks	444			1,273
Trading loans, securities, and other	61,697			49,570
Non-trading financial assets at fair value through profit or loss	737			622
Financial assets at fair value through other comprehensive income	1,880			2,174
Debt securities at amortized cost, net of allowance for credit losses	(1)			(75)
Loans
Consumer instalment and other personal	61,272			62,245
Credit card	36,004			35,018
Business and government	20,822			21,533
Total loans	118,098			118,796
Allowance for loan losses	(3,778)			(3,549)
Loans, net of allowance for loan losses	114,320			115,247
Goodwill	17,232			16,536
Other intangibles	2,623			2,459
Land, buildings, equipment, and other depreciable assets	5,500			5,324
Deferred tax assets	2,136			2,812
Other assets	9,235			8,595
Total assets	224,830			212,982
Deposits
Personal	432,927			424,580
Banks	10,486			7,928
Business and government	212,212			206,465
Total deposits, other than trading	655,625			638,973
Obligations related to securities sold short	760			812
Insurance-related liabilities	1,750			1,755
Other liabilities	6,332			5,704
Equity	84,898			80,040
Total liabilities and equity	749,365			727,284
Off-balance sheet commitments
Total off-balance sheet commitments	1,374			1,293
No specific maturity [member] | TD Ameritrade [member]
Loans
Investment in TD Ameritrade	9,027			8,445
No specific maturity [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,316			$ 1,293
No specific maturity [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments	$ 58